Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2020
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Princeton Premium Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page _____ this Prospectus and in Purchase, Redemption and Pricing of Shares on page ______ of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to utilize two principal investment strategies: 1) a premium collection strategy involving sale or purchase of call options and put options on the S&P 500 Index and 2) investing in fixed income securities. The Fund’s adviser will determine the allocation between these strategies and to any sub-adviser to which it may delegate management of the Fund’s portfolio. The adviser intends to allocate between 30% to 85% of the Fund’s net assets to the premium collection strategy at any given time.

The Fund may purchase and sell put options on the S&P 500 Index utilizing a premium collection strategy. Horse Cove Partners LLC is currently the sole sub-adviser to the Fund and it manages the Fund’s premium collection strategy. The sub-adviser utilizes proprietary quantitative models that allow it to determine what it believes is the probability of certain put options expiring worthless; the sale of a put option is done at a price that the sub-adviser believes have a 99.5% or greater probability of the puts sold expiring worthless. These models utilize a formula to calculate probabilities by utilizing verifiable market data such as volatility as measured by the CBOE Volatility Index (“VIX”), time to expiration for the option contracts, current S&P 500 Index level and the one year Treasury interest rate to determine the probability an option will expire worthless. Within this strategy, because the trades are put spreads where an offsetting position is taken for each option contract, the potential risk is well defined. It is desirable that the underlying index remains in a relatively narrow trading range from the time the Fund opens the position until the options expire. The sub-adviser will seek to further mitigate risk and maximize Fund profits by continuing its proprietary quantitative analysis and monitoring the trade during the term of the contracts; and may close a trade early if it determines 1) the probability of the put or call option expiring worthless declines below a defined probability level (typically 66.67% or higher) 2) it determines it can close the trade for minimum cost or 3) it can close the trade early and achieve the target profit objective for such trade.

The Fund is required to pledge collateral for the option trades and it will hold cash, treasury bills, money market instruments or other fixed-income securities as collateral for all such options trades. The Fund’s custodian will segregate such collateral for the benefit of the counterparty. Therefore the Fund must typically maintain a large percentage of cash and cash equivalents within the Fund. The amount collected by the Fund when opening a trade represents the maximum profit (or premium) for the position.

The Fund may also allocate a portion of its assets to a fixed income strategy. The Fund may invest directly or indirectly in fixed income securities of any maturity. Such fixed income investments will be rated investment grade at the time the investment is made. The Fund may invest directly in U.S. Treasury bonds. The Fund may also invest in exchange traded funds (“ETFs”), money market funds or open- end mutual funds, including affiliated mutual funds (collectively, “Underlying Funds”) whose principal investment strategy is to invest primarily in investment grade fixed income securities of U.S. issuers of any size, including smaller issuers. To the extent the Fund invests in any affiliated Underlying Funds, it will waive its advisory fee with respect to the portion of the Fund that is invested in any such affiliated fund.

The adviser considers a variety of factors in determining whether to sell a fixed income investment: changes in market condition, changes in credit quality, changes in prospects for alternative investment possibilities or return opportunities for other fixed income instruments, current return expectation of such security, any changes in interest rates, liquidity of the security, and cash needs of the Fund. If a fixed income investment is downgraded after purchase the adviser may, but is not obligated to, dispose of such investment.

The adviser’s investment process combines risk management, due diligence, experienced portfolio construction, and portfolio monitoring. The adviser also manages the fixed income investment strategy and has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio. The Fund’s adviser sets the Fund’s investment objective and retains final authority with respect to the Fund’s portfolio if it believes an investment is not consistent with the Fund’s investment guidelines and restrictions. The adviser decides how much of the Fund’s investment portfolio will be allocated to any strategy or sub-adviser at any given time. The adviser is also responsible for ongoing performance evaluation, monitoring, and due diligence with respect to any sub-adviser.

The Fund may also invest a substantial portion of its assets in U.S. Treasury bonds, high-quality short-term debt securities and money market instruments, to maintain liquidity for shareholder redemptions or pending selection of other investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks may apply to the Fund’s investments:

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: The Fund will use an options strategy. Options involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities) and certain options involve counterparty default risk.

• Fixed Income Risk: The Fund may invest directly in fixed income securities, or indirectly through ETFs, money market funds, or mutual funds which invest primarily in fixed income securities. The value of the Fund’s investments in fixed income securities, whether via direct investment or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Hedging Risk: Because the Fund hedges certain investments, the Fund may not benefit from upswings in the market to the same extent it would if it utilized a different investment strategy. The Fund does not expect to participate fully in positive markets because its premium collection options strategy is not designed to track the market.

• Leverage Risk: Using options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Liquidity Risk: Liquidity risk is the risk that you might not be able to buy or sell investments quickly for a price that is close to the true underlying value of the asset. When a bond is said to be liquid, there’s generally an active market of investors buying and selling that type of bond. Treasury bonds and larger issues by well known corporations are generally very liquid. But not all bonds are liquid; some trade very infrequently, which can present a problem if you try to sell before maturity—the fewer people that are interested in buying the bond you want to sell, the more likely it is you’ll have to sell for a lower price, possibly incurring a loss on your investment. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk can be greater for bonds that have lower credit ratings (or were recently downgraded), or bonds that were part of a small issue or sold by an infrequent issuer.

• Management Risk: The adviser’s and any sub-adviser’s judgments about the long-term returns the Fund may generate through its principal investment strategies may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the allocation of Fund’s assets between the principal investment strategies and potential performance of each may also prove incorrect and may not produce the desired results. The Fund is not designed to participate in or be correlated to overall movements of the markets; therefore the Fund may not benefit from positive equity markets, or experience the same type of positive returns as some other funds in a positive equity market environment. The Fund may also experience losses in a negative equity market, and such losses may be amplified if the options strategy is not successful. The Fund’s principal investment strategies may not achieve their intended results and each strategy could negatively impact the Fund.

• Market Volatility Risk: Overall equity, fixed income, and derivatives market risks may affect the value of the Fund. While the Fund is not designed to be correlated with the markets in general, dramatic or abrupt volatility within the market would negatively impact the Fund’s premium collection options strategy significantly, which may result in material losses for the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Correlation Risk: Although the Fund will invest in options on the S&P 500 Index, the Fund is not designed to track the returns of such index. The Fund’s return may not match the return of the S&P 500 Index because it is no investing the equity securities that comprise such index. Also, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities.

• Options Risk: Options are subject to changes in the underlying securities or index of securities on which such instruments are based. There is no guarantee that the sub-adviser’s options strategy will be effective or that suitable transactions will be available. The Fund’s option strategy’s profit potential is limited to the net premium received when entering the trades. The potential for loss is an amount equal to the 1) difference between the strike price of the long put and the strike price of the short put, plus 2) any commissions paid. Maximum loss under the option strategy occurs from the put trade, when the underlying price is less than or equal to the strike price of the short put. A portion of any option premiums may be treated as short-term capital gains and when distributed to shareholders are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

• Underlying Funds Risk: The Fund may invest in ETFs, money market funds, or mutual funds that invest primarily in fixed income securities. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that only invest directly in stocks and bonds. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. The market value of the ETF shares may differ from their net asset value. Underlying Funds in which the Fund may invest may be subject to different risks, investment strategies and policies than those of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A shares, which are not presented in the bar chart, would vary from the returns for Class I shares. The performance table compares the performance of the shares of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.PrincetonPremiumFund.com or by calling 1-888-868-9501.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Class I shares of the Fund for each full calendar year since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-868-9501
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincetonPremiumFund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return for Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2018	4.16%
Worst Quarter:	1st Quarter 2018	(7.68)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.68%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index does not take into account charges, fees, taxes and other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares are not shown and would differ from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, taxes and other expenses. Investors may not invest in the index directly.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Class A shares are not shown and would differ from those of Class I shares. Returns for Class A shares include the maximum sales charge of 5.75%.

Princeton Premium Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
Since Inception	rr_AverageAnnualReturnSinceInception	15.75%
Princeton Premium Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PPFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.80%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.01%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	862
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,078
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales charge	[4]
1 Year	rr_AverageAnnualReturnYear01	2.33%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2016	[4]
Princeton Premium Fund | Class A | Return before taxes without sales charge
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Princeton Premium Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PPFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.80%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,490
Annual Return 2017	rr_AnnualReturn2017	10.12%
Annual Return 2018	rr_AnnualReturn2018	(5.38%)
Annual Return 2019	rr_AnnualReturn2019	8.75%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	8.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2016
Princeton Premium Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Princeton Premium Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%

[1]	Interest Expense reflects interest charged to the Fund in connection with its option transactions and certain margin/collateral requirements of the options counterparty. This expense does not reflect the interest received by the Fund for the Fund's collateral pledged for such transactions.
[2]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2021 so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) expenses incurred in the connection with any merger or reorganization; and (viii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) do not exceed 2.20% and 1.95% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Princeton Fund Advisors, LLC.
[4]	Returns for Class A shares include the maximum sales charge of 5.75%.